Pension And Postretirement Benefits (Change In The Value Of Plan Assets And The Plans' Funded Status) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		$ 42,195	[1]	$ 45,163
Actual return on plan assets		3,123		604
Benefits paid	[2]	(3,614)		(4,681)
Contributions		910		735
DIRECTV acquisition		0		418
Transfer for sale of Connecticut wireline operations		0		(42)
Plan transfers and Other		(4)		(2)
Fair value of plan assets at end of year	[1]	42,610		42,195
Unfunded status at end of year	[3]	(13,573)		(13,269)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		6,671	[1]	7,846
Actual return on plan assets		407		64
Benefits paid	[2]	(1,156)		(1,239)
Contributions		0		0
DIRECTV acquisition		0		0
Transfer for sale of Connecticut wireline operations		0		0
Plan transfers and Other		(1)		0
Fair value of plan assets at end of year	[1]	5,921		6,671
Unfunded status at end of year	[3]	$ (20,106)		$ (21,227)

[1]
Net assets available for benefits were $51,087 at December 31, 2016 and $50,909 at December 31, 2015 and include the preferred equity interest in AT&T Mobility II LLC discussed below, which was valued at $8,477 and $8,714, respectively.

[2]
At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.

[3]
Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts. Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended (ERISA) regulations.